Janus Henderson Growth and Income Fund Average Annual Total Returns - Class D Shares [Member]	12 Months Ended	36 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%		14.42%	14.95%	14.82%
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.28%	7.71%	8.04%		10.49%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.33%		10.11%		11.37%
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.55%		9.68%		10.66%
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.09%		12.56%		13.34%